Derivatives and Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Commodity contracts	Dec. 31, 2010 Commodity contracts	Dec. 31, 2009 Commodity contracts	Dec. 31, 2010 Net commodity purchase contracts Grain bushel	Dec. 31, 2011 Net commodity purchase contracts Soybean oil pound	Dec. 31, 2011 Net commodity purchase contracts Soybean meal ton	Dec. 31, 2010 Net commodity purchase contracts Soybean meal ton	Dec. 31, 2011 Net commodity purchase contracts Hogs pound	Dec. 31, 2010 Net commodity purchase contracts Hogs pound	Dec. 31, 2011 Net commodity sale contracts Grain bushel	Dec. 31, 2011 Net commodity sale contracts Heating oil gallon	Dec. 31, 2010 Net commodity sale contracts Heating oil gallon	Dec. 31, 2011 Foreign currency exchange agreements	Dec. 31, 2010 Foreign currency exchange agreements	Dec. 31, 2011 Interest rate exchange agreements agreement	Dec. 31, 2010 Interest rate exchange agreements agreement	Aug. 28, 2010 Interest rate exchange agreements Y	May 29, 2010 Interest rate exchange agreements Y agreement
Derivative commodity instruments
Nonmonetary notional amount				5,880,000	2,580,000	23,300	2,900	2,280,000	43,240,000	10,599,000	1,176,000	1,806,000
Net realized and unrealized gains on derivatives	$ 20,279,000	$ 8,047,000	$ 7,047,000
Aggregate notional amount													158,266,000	183,042,000	100,000,000	100,000,000
Notional amounts																	$ 25,000,000	$ 25,000,000
Number of derivative agreements entered															4	4		3
Term of derivative contract (in years)																	10	10